Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	18
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$48,416,005.11	0.1210400	$18,073,918.60	0.0451848	$30,342,086.52
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$661,066,005.11	0.5285779	$630,723,918.60	0.5043169	$30,342,086.52

Weighted Avg. Coupon (WAC)	3.13%		3.12%
Weighted Avg. Remaining Maturity (WARM)	40.72		39.78
Pool Receivables Balance	$699,829,341.53		$668,508,214.08
Remaining Number of Receivables	55,047		53,929

Adjusted Pool Balance	$679,967,700.31		$649,625,613.79

III. COLLECTIONS

Principal:
Principal Collections	$30,330,815.24
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$693,819.40
Total Principal Collections	$31,024,634.64

Interest:
Interest Collections	$1,826,092.06
Late Fees & Other Charges	$53,180.03
Interest on Repurchase Principal	$-
Total Interest Collections	$1,879,272.09

Collection Account Interest	$10,186.05
Reserve Account Interest	$1,113.24
Servicer Advances	$-

Total Collections	$32,915,206.02

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	18
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$32,915,206.02
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$32,915,206.02

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$583,191.12	$-	$583,191.12	$583,191.12
Collection Account Interest					$10,186.05
Late Fees & Other Charges					$53,180.03
Total due to Servicer					$646,557.20

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$27,435.74		$27,435.74
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$523,831.66		$523,831.66	$523,831.66

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$31,591,979.16

9. Regular Principal Distribution Amount:					$30,342,086.52

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$30,342,086.52
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$30,342,086.52	$30,342,086.52
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$30,342,086.52	$30,342,086.52

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,249,892.64

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,861,641.22
Beginning Period Amount	$19,861,641.22
Current Period Amortization	$979,040.93
Ending Period Required Amount	$18,882,600.29
Ending Period Amount	$18,882,600.29
Next Distribution Date Required Amount	$17,928,890.33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.78%	2.91%	2.91%

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	18
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.95%	53,364	98.51%	$658,567,636.53
30 - 60 Days	0.82%	441	1.13%	$7,564,220.40
61 - 90 Days	0.19%	102	0.29%	$1,952,418.31
91-120 Days	0.04%	22	0.06%	$423,938.84
121 + Days	0.00%	0	0.00%	$-
Total		53,929		$668,508,214.08

Delinquent Receivables 30+ Days Past Due
Current Period	1.05%	565	1.49%	$9,940,577.55
1st Preceding Collection Period	0.97%	536	1.38%	$9,660,696.75
2nd Preceding Collection Period	0.84%	474	1.15%	$8,423,883.23
3rd Preceding Collection Period	0.83%	472	1.15%	$8,743,040.82
Four-Month Average	0.92%		1.29%

Repossession in Current Period		49		$890,810.42
Repossession Inventory		80		$561,254.69

Current Charge-Offs
Gross Principal of Charge-Offs				$990,312.21
Recoveries				$(693,819.40)
Net Loss				$296,492.81

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.51%

Average Pool Balance for Current Period				$684,168,777.80

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.52%
1st Preceding Collection Period				0.46%
2nd Preceding Collection Period				1.04%
3rd Preceding Collection Period				0.63%
Four-Month Average				0.66%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	71	1,216	$18,700,004.01
Recoveries	77	1,019	$(9,638,092.79)
Net Loss			$9,061,911.22
Cumulative Net Loss as a % of Initial Pool Balance			0.70%

Net Loss for Receivables that have experienced a Net Loss *	51	961	$9,084,572.59
Average Net Loss for Receivables that have experienced a Net Loss			$9,453.25

Principal Balance of Extensions			$2,933,588.79
Number of Extensions			158

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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